FINANCIAL INSTRUMENTS AND RISK MANAGEMENT - Cash flow hedges (Details) - Cash flow hedges - CAD ($) $ in Thousands	Mar. 31, 2024	Mar. 31, 2023
Fair value through other comprehensive income | Revenue hedges
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	$ (7,154)	$ 6,914
Fair value through other comprehensive income | Purchase hedges
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	4	(219)
Fair value through other comprehensive income | Cross-currency interest rate swap
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(1,017)	(20,122)
Fair value through other comprehensive income | Interest rate swap instrument
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(732)	(467)
Fair value through profit or loss | Revenue hedges
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0	0
Fair value through profit or loss | Purchase hedges
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0	0
Fair value through profit or loss | Cross-currency interest rate swap
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0	0
Fair value through profit or loss | Interest rate swap instrument
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0	0
Amount reclassified from the cash flow hedge reserve to profit or loss gain (loss) | Revenue hedges
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(1,706)	(5,413)
Amount reclassified from the cash flow hedge reserve to profit or loss gain (loss) | Purchase hedges
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(80)	(170)
Amount reclassified from the cash flow hedge reserve to profit or loss gain (loss) | Cross-currency interest rate swap
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0	0
Amount reclassified from the cash flow hedge reserve to profit or loss gain (loss) | Interest rate swap instrument
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	$ 0	$ 0